Earnings per share (Details) (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Earnings per share - basic [Abstract]
Income from continuing operations	$ 36,735	$ 51,172	$ 104,764	$ 118,570
Income allocated to participating securities	(240)	(267)	(565)	(627)
Income available to common shareholders	36,495	50,905	104,199	117,943
Weighted-average shares outstanding (in shares)	50,889	51,171	51,112	51,120
Earnings per share - basic (in dollars per share)	$ 0.72	$ 0.99	$ 2.04	$ 2.31
Earnings per share - diluted [Abstract]
Income from continuing operations	36,735	51,172	104,764	118,570
Income allocated to participating securities	(166)	(265)	(325)	(625)
Re-measurement of share-based awards classified as liabilities	(77)	2	(65)	53
Income available to common shareholders	$ 36,492	$ 50,909	$ 104,374	$ 117,998
Weighted-average shares outstanding (in shares)	50,889	51,171	51,112	51,120
Dilutive impact of potential common shares (in shares)	314	191	431	197
Weighted-average shares and potential common shares outstanding (in shares)	51,203	51,362	51,543	51,317
Earnings per share - diluted (in dollars per share)	$ 0.71	$ 0.99	$ 2.02	$ 2.30
Antidilutive options excluded from calculation (in shares)	1,961	2,357	1,961	2,357